STOCKHOLDERS' EQUITY (DEFICIT) (Warrants to Purchase Common Stock) (Details)	Mar. 31, 2014	Mar. 07, 2014	Dec. 31, 2013
Stockholders Equity [Line Items]
Number of Shares To be Purchased	44,251,616		26,437,617
Warrant Exercise Price per Share		0.5000
Warrant 1
Stockholders Equity [Line Items]
Number of Shares To be Purchased	397,825		397,825
Warrant Exercise Price per Share	0.0362		0.0362
Warrant 2
Stockholders Equity [Line Items]
Number of Shares To be Purchased	1,750,000		1,750,000
Warrant Exercise Price per Share	0.1000		0.1000
Warrant 3
Stockholders Equity [Line Items]
Number of Shares To be Purchased	1,600,000		1,600,000
Warrant Exercise Price per Share	0.1250		0.1250
Warrant 4
Stockholders Equity [Line Items]
Number of Shares To be Purchased	1,333,333		1,333,333
Warrant Exercise Price per Share	0.1500		0.1500
Warrant 5
Stockholders Equity [Line Items]
Number of Shares To be Purchased	490,000		490,000
Warrant Exercise Price per Share	0.1000		0.1000
Warrant 6
Stockholders Equity [Line Items]
Number of Shares To be Purchased	196,000		196,000
Warrant Exercise Price per Share	0.1250		0.1250
Warrant 7
Stockholders Equity [Line Items]
Number of Shares To be Purchased	163,333		163,333
Warrant Exercise Price per Share	0.1500		0.1500
Warrant 8
Stockholders Equity [Line Items]
Number of Shares To be Purchased	500,000		625,000
Warrant Exercise Price per Share	0.1000		0.1000
Warrant 9
Stockholders Equity [Line Items]
Number of Shares To be Purchased	200,000		250,000
Warrant Exercise Price per Share	0.1250		0.1250
Warrant 10
Stockholders Equity [Line Items]
Number of Shares To be Purchased	166,667		208,334
Warrant Exercise Price per Share	0.1500		0.1500
Warrant 11
Stockholders Equity [Line Items]
Number of Shares To be Purchased	3,350,000		500,000
Warrant Exercise Price per Share	0.1000		0.1000
Warrant 12
Stockholders Equity [Line Items]
Number of Shares To be Purchased	1,540,000		166,667
Warrant Exercise Price per Share	0.1250		0.1500
Warrant 13
Stockholders Equity [Line Items]
Number of Shares To be Purchased	1,416,666		5,000,000
Warrant Exercise Price per Share	0.1500		0.1000
Warrant 14
Stockholders Equity [Line Items]
Number of Shares To be Purchased	240,125		2,200,000
Warrant Exercise Price per Share	1.2500		0.1250
Warrant 15
Stockholders Equity [Line Items]
Number of Shares To be Purchased	1,166,667		1,833,333
Warrant Exercise Price per Share	0.1750		0.1500
Warrant 16
Stockholders Equity [Line Items]
Number of Shares To be Purchased	4,392,000		240,125
Warrant Exercise Price per Share	0.1500		1.2500
Warrant 17
Stockholders Equity [Line Items]
Number of Shares To be Purchased	3,725,000		1,166,667
Warrant Exercise Price per Share	0.1250		0.1750
Warrant 18
Stockholders Equity [Line Items]
Number of Shares To be Purchased	20,400,000		4,392,000
Warrant Exercise Price per Share	0.3125		0.1500
Warrant 19
Stockholders Equity [Line Items]
Number of Shares To be Purchased	1,224,000		3,725,000
Warrant Exercise Price per Share	0.3000		0.1260
Warrant 20
Stockholders Equity [Line Items]
Number of Shares To be Purchased			200,000
Warrant Exercise Price per Share			0.1250